Share-based plan	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based plan	Share-based plan
a)    Share-based Plan
The establishment of the plan was approved by the Board of Director’s meeting on December 6, 2019 and the first grant of Restricted Stock Units (“RSUs”) and Performance Stock Units (“PSUs”) was on December 10, 2019.
Under the Plan, stocks are awarded at no cost to the recipient upon their grant date. Both RSUs and PSUs, are usually granted in an annual basis, their vesting conditions are service-related and they vest at a rate determined in each granted date. The limit to vest is determined at the grant date of each new grant. After the vesting periods, common shares will be issued to the recipients.
Under the PSUs, stocks are granted to eligible participants and their vesting period and conditions are determined at each new grant, also based on the total shareholder return (TSR), including share price growth, dividends and capital returns.
If an eligible participant ceases its relationship with the Group, within the vesting period, the rights will be forfeited, except in limited circumstances that are approved by the board on a case-by-case basis.
b)    Fair value of shares granted
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Group uses certain methodologies to estimate fair value which include the following:
•    Estimation of fair value based on equity transactions with third parties close to the grant date; and
•    Other valuation techniques including share pricing models such as Monte Carlo.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share-based payment or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.
c)    Outstanding shares granted and valuation inputs
The maximum number of shares available for issuance under the share-based plan shall not exceed 5% of the issued and outstanding shares. As of December 31, 2024, the outstanding number of Company shares reserved under the plans were 15,005,628 (December 31, 2023 - 16,189,406) including 14,426,088 RSUs (December 31, 2023 - 14,600,588) and 579,540 PSUs (December 31, 2023 - 1,588,818).
Set out below are summaries of XP Inc's RSU and PSU activity for 2024 and 2023.

	RSUs	PSUs	Total
(In thousands, except weighted-average data, and where otherwise stated)	Number of units	Number of units	Number of units

Outstanding, January 1, 2023	13,684,424	2,527,242	16,211,666
Granted	4,489,910	91,589	4,581,499
Forfeited	(1,463,203)	(1,030,013)	(2,493,216)
Vested	(2,110,543)	—	(2,110,543)
Outstanding, December 31, 2023	14,600,588	1,588,818	16,189,406

Outstanding, January 1, 2024	14,600,588	1,588,818	16,189,406
Granted	3,279,640	26,337	3,305,977
Forfeited	(716,334)	(1,035,615)	(1,751,949)
Vested	(2,737,806)	—	(2,737,806)
Outstanding, December 31, 2024	14,426,088	579,540	15,005,628
For the year ended December 31, 2024, total compensation expense of both plans was R$546,988 (2023 - R$574,225), including R$64,596 (2023 - R$55,593) of tax provisions, and does not include any tax benefits on total share-based compensation expense once this expense is not deductible for tax purposes. The tax benefits will be perceived when the shares are converted into common shares.
The original weighted-average grant-date fair values of RSUs and PSUs shares were US$27 and US$34.56 respectively. In May 2020, the Company decided to update the measurement condition of its PSU shares, replacing the TSR measurement from US Dollars (US$) to Brazilian Reais (R$), being therefore subject to exchange variation. The weighted-average grant-date fair value of PSU shares for the updated plan was US$52.41. The incremental fair value will be recognized as an expense over the period from the modification date to the end of the vesting period. All other conditions of the PSU shares plan have not been modified.
Since the inception of the plans in 2019, the original grant-date fair value of RSU plans has ranged from US$11.16 to US$51.03 and of PSU plans has ranged from US$31.60 to US$64.68.